Fair Value Measurements (Equity Method Investments, Summarized Financial Information) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 R / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 R / shares	Feb. 24, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 405		$ 389
Gain from deconsolidation of subsidiary	11
Alexander Forbes Group Holdings Limited
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 266
Equity investment shares owned by the Company (in shares) | shares	443
Market value of equity method investment	$ 239
Share price | (per share)	$ 7.50	R 6.87
Alexander Forbes Group Holdings Limited | Mercer Consulting Group
Schedule of Equity Method Investments [Line Items]
Percentage of interest acquired				33.00%
Share price | R / shares				R 7.50
Benefitfocus | Mercer Consulting Group
Schedule of Equity Method Investments [Line Items]
Percentage of interest acquired					9.90%
Business acquisition, consideration to be transferred, planned acquisition					$ 75
Common stock, value, outstanding	$ 76
Marsh India Insurance Brokers Limited
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity method investment	26.00%
Local shareholders, ownership percentage	74.00%
Minimum | Alexander Forbes Group Holdings Limited
Schedule of Equity Method Investments [Line Items]
Share price | $ / shares	$ 5.26
Maximum | Alexander Forbes Group Holdings Limited
Schedule of Equity Method Investments [Line Items]
Share price | $ / shares	$ 7.95